Other Receivables	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Other Receivables

4.    OTHER RECEIVABLES

Other receivables mainly represent accounts that lend to Qianhai Daxing Huashang (Shenzhen) Co., Ltd, and rental and utilities deposit paid for the Guangzhou office. The amount is fully refundable.

5.	OTHER RECEIVABLES
Other receivables mainly represent rental and utilities deposit paid for the Guangzhou office. The amount is fully refundable.